                SUPPLEMENT TO THE PRINCIPAL INVESTORS FUND, INC.
                           CLASS J SHARES PROSPECTUS
                              DATED MARCH 1, 2004

DATED: JULY 30, 2004


On July 29, 2004, the Board of Directors of Principal Investors Fund, Inc.:

    . took the necessary action to cause the Capital Preservation Fund (the
      "Fund") to become a money market fund;
    . reduced the Fund's investment management fee to the same level as the investment management fee for the Money Market Fund;
    . reduced the target net asset value of the Fund from $10.00 per share to $1.00 per share, without changing the proportionate beneficial interests of shareholders in the assets belonging to the Fund, by declaring with respect to all classes of shares of the Fund a distribution of nine shares of stock of the same class for each outstanding share;
    . removed the redemption fee formerly applicable with respect to the Fund;
      and
    . waived, for a period of 30 days from the Effective Time (as defined below) for Class J shares of the Fund outstanding immediately after the Effective Time, and for a period of 30 days from the date of purchase for Class J shares purchased within 30 days after the Effective Time, the 1.00% contingent deferred sales charge otherwise applicable to sales of Class J shares within 18 months of their purchase.

The Board took the action because of its concern about the ability of the Fund to maintain a stable net asset value in the absence of its conversion to a money market fund. The Board's action was effective as of the close of the New York Stock Exchange on July 29, 2004 (the "Effective Time").


As is more particularly set forth below, the disclosure in the prospectus relating to the Money Market Fund is now generally applicable to the Fund as well. For example, the last sentence under the caption "Investment Results" at
p. 6 of the prospectus relating to the Money Market Fund is replaced by the following: "Call the Principal Investors Fund at 1-800-247-4123 to get the current 7-day yields for the Capital Preservation Fund and the Money Market Fund." In deciding whether to invest or continue with an investment in the Fund, investors, among other things, should consider the total return figures for the Fund and the Money Market Fund at pp. 9 and 13, respectively, of the prospectus. The total return figures for the Fund reflect its operations prior to conversion to a money market fund.


The description of the Fund at pp. 7-8 of the prospectus is replaced by the description that follows under the caption "CAPITAL PRESERVATION FUND."


Other changes to the prospectus relating to the Fund, and conforming changes relating to the Money Market Fund (including a new portfolio manager), are set forth below beginning with the caption "Fees and Expenses as a % of average daily net assets based on the Fund's latest fiscal year."


CAPITAL PRESERVATION FUND
The Fund seeks a high level of current income while seeking to maintain a stable value per share.

MAIN STRATEGIES
The Fund invests its assets in a portfolio of high quality, short-term money market instruments. The investments are U.S. dollar denominated securities which the Sub-Advisor, Principal, believes present minimal credit risks. At the time the Fund purchases each security, it is an "eligible security" as defined in the regulations issued under the Investment Company Act of 1940, as amended.

The Fund maintains a dollar weighted average portfolio maturity of 90 days or less. It intends to hold its investments until maturity. However, the Fund may sell a security before it matures:
.. to take advantage of market variations;
.. to generate cash to cover sales of Fund shares by its shareholders; or .. upon revised credit opinions of the security's issuer.
The sale of a security by the Fund before maturity may not be in the best interest of the Fund. The sale of portfolio securities is usually a taxable event. The Fund does have an ability to borrow money to cover the sale of Fund shares.


FUNDNAMEFOOTER                                                         1
www.principal.com

It is the policy of the Fund to be as fully invested as possible to maximize current income. Securities in which the Fund invests include:
.. securities issued or guaranteed by the U.S. government, including treasury bills, notes and bonds;
.. securities issued or guaranteed by agencies or instrumentalities of the U.S.
  government. These are backed either by the full faith and credit of the U.S. government or by the credit of the particular agency or instrumentality;
.. bank obligations including:
    . certificates of deposit which generally are negotiable certificates against funds deposited in a commercial bank; or . bankers acceptances which are time drafts drawn on a commercial bank, usually in connection with international commercial transactions.
.. commercial paper which is short-term promissory notes issued by U.S. or foreign corporations primarily to finance short-term credit needs;
.. corporate debt consisting of notes, bonds or debentures which at the time of purchase by the Fund has 397 days or less remaining to maturity;
.. repurchase agreements under which securities are purchased with an agreement by the seller to repurchase the security at the same price plus interest at a specified rate. Generally these have a short maturity (less than a week) but may also have a longer maturity; and
.. taxable municipal obligations which are short-term obligations issued or guaranteed by state and municipal issuers which generate taxable income.

Among the certificates of deposit typically held by the Fund are Eurodollar and Yankee obligations which are issued in U.S. dollars by foreign banks and foreign branches of U.S. banks. Eurodollar and Yankee obligations have risks similar to U.S. money market instruments, such as income risk and credit risk. Other risks of Eurodollar and Yankee obligations include the possibilities that: a foreign government will not let U.S. dollar-denominated assets leave the country; the banks that issue Eurodollar obligations may not be subject to the same regulations as U.S. banks; and adverse political or economic developments will affect investments in a foreign country. Before the Sub-Advisor selects a Eurodollar or Yankee obligation, however, the foreign issuer undergoes the same credit-quality analysis and tests of financial strength as an issuer of domestic securities.


MAIN RISKS
As with all mutual funds, the value of the Fund's assets may rise or fall. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking monthly dividends without incurring much principal risk.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR
The Fund Operating Expenses table and the related Examples at p. 9 of the prospectus are replaced by the following:

FUND OPERATING EXPENSES*

                                         CLASS J
                                          SHARES

 Management Fees....................      0.40%

 12b-1 Fees.........................      0.50


 Other Expenses** ...................     0.43
                                          ----
          TOTAL FUND OPERATING EXPENSES
                                          1.33%


  * The table reflects a reduction from 0.52% to 0.40% in the management fees payable by the Fund and the termination of wrapper premium expenses in connection with its becoming a money market fund. The Manager has voluntarily agreed to limit the Fund's expenses and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2005, to the extent necessary to maintain a total level of operating expenses (expressed as a percentage of average net assets attributable to Class J shares on an annualized basis) not to exceed 1.35%. In addition, the Manager has agreed to limit the expenses of the Capital Preservation Fund and the Money Market Fund Class J Shares as necessary to cause each of the two Funds to have a daily yield of at least 0.25% per annum.


2                                                         FUNDNAMEFOOTER
                                                             PHONE NUMBER

EXAMPLES
The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                      IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR
                                                                                                                    SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                      1        3        5         10            1       3       5 10
                                                                                                                                   <
 CLASS J                                                         $239     $421     $729     $1,601          $135    $421    $729 $1,


MONEY MARKET FUND - FUND OPERATING EXPENSES
The note to the Fund Operating Expenses table for the Money Market Fund at p. 13 of the prospectus is replaced by the following ("Fund" for purposes of this item only means the Money Market Fund):

  * The Manager has voluntarily agreed to limit the Fund's expenses and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2005, to the extent necessary to maintain a total level of operating expenses (expressed as a percentage of average net assets attributable to Class J shares on an annualized basis) not to exceed 1.35%. In addition, the Manager has agreed to limit the expenses of the Capital Preservation Fund and the Money Market Fund Class J Shares as necessary to cause each of the two Funds to have a daily yield of at least 0.25% per annum.


THE COSTS OF INVESTING
The note (*) following the last bullet point under the caption "The Cost of Investing - One-Time fees" at p. 100 of the prospectus is replaced by the following: "* Neither the redemption nor the exchange fee applies to shares redeemed/ exchanged from the Capital Preservation Fund or Money Market Fund."

The last section under the caption "The Cost of Investing - Ongoing Fees" at p. 101 of the prospectus, commencing "Capital Preservation Fund only," is deleted.


PORTFOLIO TURNOVER
The second sentence of the second paragraph under the caption "Portfolio Turnover" at p. 107 of the prospectus is replaced by the following: "No turnover rate can be calculated for the Capital Preservation Fund or the Money Market Fund because of the short maturities of the securities in which each invests."

SUB-ADVISOR - DAY-TO-DAY FUND MANAGEMENT (CAPITAL PRESERVATION FUND AND MONEY MARKET FUND)
The person named with respect to the Fund, and the persons named with respect to the Money Market Fund, under the column "Day-to-day Fund Management" at p. 114 of the prospectus are replaced by the following persons: Michael R. Johnson, Alice Robertson and Tracy Reeg.

The following paragraph is inserted at p. 116 of the prospectus after the paragraph about Larry Post:

    TRACY REEG. Ms. Reeg is a portfolio manager at Principal specializing in the management and research areas for the short-term money market portfolios. She joined the firm in 1993. Ms. Reeg received a bachelor's degree in finance from the University of Northern Iowa. She is a member of the Life Office Management Association (LOMA) and is a Fellow of the Life Management Institute (FLMI).

PRICING OF FUND SHARES
The last bullet point and the last paragraph under the caption "Pricing of Fund Shares" at p. 122 of the prospectus are deleted.

REDEMPTION FEE (OTHER THAN MONEY MARKET FUND)
The above caption at p. 125 of the prospectus is replaced by the following:
 "Redemption fee (other than Capital Preservation Fund and Money Market Fund)." The first sentence under this caption is replaced by the following: "Each Fund, except the Capital Preservation Fund and the Money Market Fund, will impose a redemption fee on redemptions of $30,000 or more of Class J shares redeemed within 30 days after they are purchased."


FUNDNAMEFOOTER                                                         3
www.principal.com

REDEMPTION FEE (CAPITAL PRESERVATION FUND ONLY)
The section captioned "Redemption Fee (Capital Preservation Fund only)" at pp. 125-126 of the prospectus is deleted.

MARKET TIMING DISCLOSURE
The clause "except the Money Market Fund" in the fourth sentence under the caption "Market Timing Disclosure" at p. 128 of the prospectus is replaced by the following: "except the Capital Preservation Fund and Money Market Fund."

DIVIDENDS AND DISTRIBUTIONS
The sixth paragraph under the caption "Dividends and Distributions" at p. 129 of the prospectus is replaced by the following:

    Under normal circumstances, the Capital Preservation Fund and Money Market Fund each intends to hold portfolio securities until maturity and value them at amortized cost. Therefore, the Capital Preservation Fund and Money Market Fund each does not expect any capital gains or losses. Should there be any gain, it could result in an increase in dividends. A capital loss could result in a dividend decrease.

Under the same caption, the introductory clause "For the Capital Preservation Fund only" and the three paragraphs thereafter are deleted.


ADDITIONAL INFORMATION
The last sentence of the second paragraph under the caption Additional Information" at p. 184 of the prospectus is replaced by the following: "There can be no assurance that the Money Market Fund or the Capital Preservation Fund will be able to maintain a stable share price of $1.00 per share."

                    THIS SUPPLEMENT IS DATED JULY 30, 2004.


4                                                         FUNDNAMEFOOTER
                                                             PHONE NUMBER